Operating Leases (Details Narrative) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Lease expiration, description			expire on various dates through 2027
Operating leases rent expense			$ 4,010,177	$ 114,670	$ 191,758	$ 0
IMAC Regeneration Center of St. Louis, LLC [Member]
Lease expiration, description	expire on various dates through 2026.				expire on various dates through 2026.
Operating leases rent expense	$ 65,376	$ 53,874			$ 252,654	$ 141,702